Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Retirement Fund
December 31, 2025
ZMI-NPRT3-0226
1.9884229.108
Bond Funds - 69.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	48,482	477,061
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,324	25,192
Fidelity Series Corporate Bond Fund (a)	21,104	200,066
Fidelity Series Emerging Markets Debt Fund (a)	1,655	14,120
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	375	3,578
Fidelity Series Floating Rate High Income Fund (a)	290	2,552
Fidelity Series Government Bond Index Fund (a)	36,270	334,414
Fidelity Series High Income Fund (a)	287	2,557
Fidelity Series International Credit Fund (a)	16	133
Fidelity Series International Developed Markets Bond Index Fund (a)	14,990	127,117
Fidelity Series Investment Grade Bond Fund (a)	30,433	310,112
Fidelity Series Investment Grade Securitized Fund (a)	20,766	189,589
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,762	63,400
Fidelity Series Real Estate Income Fund (a)	249	2,522
TOTAL BOND FUNDS (Cost $1,737,973)		1,752,413

Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	2,765	63,540
Fidelity Series Commodity Strategy Fund (a)	359	34,762
Fidelity Series Large Cap Growth Index Fund (a)	1,365	40,707
Fidelity Series Large Cap Stock Fund (a)	1,564	41,747
Fidelity Series Large Cap Value Index Fund (a)	4,206	76,674
Fidelity Series Small Cap Core Fund (a)	974	13,168
Fidelity Series Small Cap Opportunities Fund (a)	464	7,531
Fidelity Series Value Discovery Fund (a)	1,609	27,404
TOTAL DOMESTIC EQUITY FUNDS (Cost $209,430)		305,533

International Equity Funds - 12.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,665	32,878
Fidelity Series Emerging Markets Fund (a)	1,744	20,474
Fidelity Series Emerging Markets Opportunities Fund (a)	3,386	83,474
Fidelity Series International Growth Fund (a)	2,316	44,254
Fidelity Series International Index Fund (a)	1,100	16,624
Fidelity Series International Small Cap Fund (a)	1,680	30,047
Fidelity Series International Value Fund (a)	2,857	44,570
Fidelity Series Overseas Fund (a)	2,966	44,279
Fidelity Series Select International Small Cap Fund (a)	178	2,466
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $232,676)		319,066

Short-Term Funds - 4.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,268	22,841
Fidelity Series Treasury Bill Index Fund (a)	10,222	101,808
TOTAL SHORT-TERM FUNDS (Cost $123,510)		124,649

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $38,356)	3.84	38,356	38,356

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,341,945)	2,540,017
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	2,540,017

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	669,636	115,238	302,538	20,866	(2,180)	(3,095)	477,061	48,482
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	37,075	5,492	16,677	1,216	(553)	(145)	25,192	3,324
Fidelity Series Blue Chip Growth Fund	75,833	26,265	55,630	2,471	3,246	13,826	63,540	2,765
Fidelity Series Canada Fund	27,351	18,770	18,353	677	1,016	4,094	32,878	1,665
Fidelity Series Commodity Strategy Fund	8,419	32,150	6,260	357	(163)	616	34,762	359
Fidelity Series Corporate Bond Fund	310,832	45,733	159,509	8,568	(692)	3,702	200,066	21,104
Fidelity Series Emerging Markets Debt Fund	19,707	2,515	9,108	741	364	642	14,120	1,655
Fidelity Series Emerging Markets Debt Local Currency Fund	5,417	688	2,906	237	283	96	3,578	375
Fidelity Series Emerging Markets Fund	34,582	11,221	31,507	555	3,305	2,873	20,474	1,744
Fidelity Series Emerging Markets Opportunities Fund	138,412	46,731	126,663	2,296	14,484	10,510	83,474	3,386
Fidelity Series Floating Rate High Income Fund	3,658	566	1,651	176	(25)	4	2,552	290
Fidelity Series Government Bond Index Fund	503,779	96,929	267,196	11,129	(6,968)	7,870	334,414	36,270
Fidelity Series Government Money Market Fund	44,989	59,033	65,666	1,596	-	-	38,356	38,356
Fidelity Series High Income Fund	3,638	481	1,678	161	56	60	2,557	287
Fidelity Series International Credit Fund	126	6	-	6	-	1	133	16
Fidelity Series International Developed Markets Bond Index Fund	185,329	29,446	86,516	5,501	(704)	(438)	127,117	14,990
Fidelity Series International Growth Fund	63,699	26,893	53,098	3,334	7,639	(879)	44,254	2,316
Fidelity Series International Index Fund	24,813	9,140	21,535	534	3,782	424	16,624	1,100
Fidelity Series International Small Cap Fund	48,218	5,710	28,344	4,119	4,913	(450)	30,047	1,680
Fidelity Series International Value Fund	67,385	23,957	57,268	4,308	13,311	(2,815)	44,570	2,857
Fidelity Series Investment Grade Bond Fund	478,199	75,271	246,866	11,916	(4,478)	7,986	310,112	30,433
Fidelity Series Investment Grade Securitized Fund	300,746	39,447	153,929	7,836	(4,604)	7,929	189,589	20,766
Fidelity Series Large Cap Growth Index Fund	48,780	15,761	34,018	401	3,844	6,340	40,707	1,365
Fidelity Series Large Cap Stock Fund	45,036	24,976	34,217	3,881	2,626	3,326	41,747	1,564
Fidelity Series Large Cap Value Index Fund	92,657	42,772	64,696	2,672	2,316	3,625	76,674	4,206
Fidelity Series Long-Term Treasury Bond Index Fund	96,638	39,269	71,309	2,568	(6,334)	5,136	63,400	11,762
Fidelity Series Overseas Fund	65,173	27,706	54,243	3,513	9,510	(3,867)	44,279	2,966
Fidelity Series Real Estate Income Fund	3,644	497	1,660	134	(49)	90	2,522	249
Fidelity Series Select International Small Cap Fund	662	2,379	1,071	77	101	395	2,466	178
Fidelity Series Short-Term Credit Fund	40,575	5,625	23,436	1,008	733	(656)	22,841	2,268
Fidelity Series Small Cap Core Fund	21,274	4,774	16,298	111	(564)	3,982	13,168	974
Fidelity Series Small Cap Opportunities Fund	9,461	2,974	6,324	353	426	994	7,531	464
Fidelity Series Treasury Bill Index Fund	132,002	115,575	145,880	4,191	(149)	260	101,808	10,222
Fidelity Series Value Discovery Fund	33,255	15,545	23,426	1,564	326	1,704	27,404	1,609
	3,641,000	969,535	2,189,476	109,073	44,818	74,140	2,540,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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